Document and Entity Information	9 Months Ended
Sep. 30, 2013
Document And Entity Information
Entity Registrant Name	Mindpix Corp
Entity Central Index Key	0001053368
Document Type	Other
Document Period End Date	Sep. 30, 2013
Amendment Flag	true
Entity Filer Category	Smaller Reporting Company
Amendment Description

In this registration statement, unless the context indicates otherwise, the term “Mindpix,” “Company,” “we,” “us” and “our” refer to Mindpix Corporation, a Nevada corporation.

Once this Form 10 registration statement is deemed effective, we will be subject to the requirements of Section 13(a) of the Securities Exchange Act of 1934, as amended, including the rules and regulations promulgated thereunder, which will require us to file annual reports on Form 10-K, quarterly reports on Form 10-Q, and current reports on Form 8-K, and we will be required to comply with all other obligations of the Exchange Act applicable to issuers filing registration statements pursuant to Section 12(g) of the Exchange Act.